UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 1999

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         August 13, 1999

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $112,450













































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                          VALUE SHARES/    PUT/INVSTMT
   NAME OF ISSUER   TITLE OF CLASS CUSIP  (x$100PRN AMT    CALLDSCRETN
American Bankers InsPFD B CV$3.12502445620 5,439  49,700SH     SOLE
Alza Corp Del       SUB LYON ZERO 022615AC10,61716,000,0PRN    SOLE
Alza Corp Del       SUB DB CONV 5%022615AD 2,7702,000,00PRN    SOLE
Amkor Technology, InSB NT CV 5.75%031652AA10,27610,380,0PRN    SOLE
Aspect Telecomm CorpSD CV ZRO 144A045237AB 3,71917,000,0PRN    SOLE
Bea Systems Inc     SB NT CV 4%O5 073325AB 2,4052,000,00PRN    SOLE
Chesapeake Energy CoPFD CONV 7%   16516730 4,240 156,300SH     SOLE
Checkpoint System InSB DB CV 5.25%162825AB 1,8592,475,00PRN    SOLE
Comverse Technology SB DB CV 5.75%205862AE 6,3492,550,00PRN    SOLE
Global Telesystems GSRSB BD CV144A37936UAA 3,051 750,000PRN    SOLE
Jacor CommunicationsSR LYON ZERO 1469858AB   319 572,000PRN    SOLE
K Mart Financing Tr PFD TRCV 7.75%49877820 4,925  84,400SH     SOLE
Lennar Corp         SR DB CV ZRO 1526057AA 6,12214,033,0PRN    SOLE
LSI Logic Corp      SUB NT CV 144A502161AB 2,4321,500,00PRN    SOLE
Metricom Inc        SB NT CONV 8%0591596AC 2,6301,870,00PRN    SOLE
National Australia BCAP UTS EXCHBL63252530 5,557 182,200SH     SOLE
Omnicom Group Inc   SB DB CV 4.25%681919AE10,3164,013,00PRN    SOLE
Philippine Long DistSPM GLB DEP SH71825270 3,662  70,000SH     SOLE
Reckson Assoc RealtyPFD CV SER A  75621K20 2,423 106,500SH     SOLE
Sealed Air Corp     PFD CV A $2   81211K20 7,526 120,900SH     SOLE
Synetic Inc         SUB DB CONV 5%87160FAB 4,2303,540,00PRN    SOLE
Thermo Instrument SySUB DB CONV 4%883559AE 3,7074,500,00PRN    SOLE
Telefonos de Mexico SR DB CV 4.25%879403AD 6,2036,000,00PRN    SOLE
Federated Dept StoreWT D EX 12190131410H12   294  11,000SH     SOLE
World Access Inc    SB NT CV 4.5%098141AAC 1,3802,000,00PRN    SOLE
                                         112,450